INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Schedule of Inventories

	December 31,
	2014	2013

Raw materials	$919	$1,304
Finished products (*)	1,780	3,048

	$2,699	$4,352

(*)	Includes amounts of $ 1,208 and $ 2,109 for 2014 and 2013, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.